Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 28, 2024 USD ($) share $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Except for equity grants that may be made with respect to new hires, it is the long-standing practice of the Compensation Committee to grant stock options, performance shares, restricted stock, or restricted stock units to officers and key employees only one time per year at its quarterly meeting in February, which occurs following the release of the prior year’s reported earnings.[5] Neither the Compensation Committee nor the Board takes material non-public information into account when determining the timing or the terms of equity awards. The Company has not timed the release of material non-public information for the purpose of affecting the value of executive compensation. In 2024, the Board approved stock option grants to the Co-CEO’s, and the Compensation Committee approved stock option grants to the other NEOs, on February 28, 2024, which is the date that the Company filed its Annual Report on Form 10-K for the year ended December 31, 2024. Because the options were granted on the same day the Form 10-K was filed, the Company is required to provide the following table:

Executive	Grant Date	Number of Securities Underlying the Award*	Exercise Price of the Award	Grant Date Fair Value of the Award
Percentage change in the closing
market price of the securities underlying the award between the trading day ending immediately prior to the
disclosure of material non-public information and the trading day beginning immediately following the disclosure of material nonpublic information

Frank M. Svoboda	02/28/24	72,000	$128.40	$2,432,880	(1.0)%
J. Matthew Darden	02/28/24	72,000	$128.40	$2,432,880	(1.0)%
Thomas P. Kalmbach	02/28/24	23,100	$128.40	$780,549	(1.0)%
Michael C. Majors	02/28/24	24,700	$128.40	$834,613	(1.0)%
R. Brian Mitchell	02/28/24	23,500	$128.40	$794,065	(1.0)%
Robert E. Hensley	02/28/24	18,800	$128.40	$635,252	(1.0)%
*Non-qualified stock options

Award Timing Method	Except for equity grants that may be made with respect to new hires, it is the long-standing practice of the Compensation Committee to grant stock options, performance shares, restricted stock, or restricted stock units to officers and key employees only one time per year at its quarterly meeting in February, which occurs following the release of the prior year’s reported earnings.[5] Neither the Compensation Committee nor the Board takes material non-public information into account when determining the timing or the terms of equity awards. The Company has not timed the release of material non-public information for the purpose of affecting the value of executive compensation. In 2024, the Board approved stock option grants to the Co-CEO’s, and the Compensation Committee approved stock option grants to the other NEOs, on February 28, 2024, which is the date that the Company filed its Annual Report on Form 10-K for the year ended December 31, 2024.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Except for equity grants that may be made with respect to new hires, it is the long-standing practice of the Compensation Committee to grant stock options, performance shares, restricted stock, or restricted stock units to officers and key employees only one time per year at its quarterly meeting in February, which occurs following the release of the prior year’s reported earnings.[5] Neither the Compensation Committee nor the Board takes material non-public information into account when determining the timing or the terms of equity awards. The Company has not timed the release of material non-public information for the purpose of affecting the value of executive compensation. In 2024, the Board approved stock option grants to the Co-CEO’s, and the Compensation Committee approved stock option grants to the other NEOs, on February 28, 2024, which is the date that the Company filed its Annual Report on Form 10-K for the year ended December 31, 2024.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	Because the options were granted on the same day the Form 10-K was filed, the Company is required to provide the following table:

Executive	Grant Date	Number of Securities Underlying the Award*	Exercise Price of the Award	Grant Date Fair Value of the Award
Percentage change in the closing
market price of the securities underlying the award between the trading day ending immediately prior to the
disclosure of material non-public information and the trading day beginning immediately following the disclosure of material nonpublic information

Frank M. Svoboda	02/28/24	72,000	$128.40	$2,432,880	(1.0)%
J. Matthew Darden	02/28/24	72,000	$128.40	$2,432,880	(1.0)%
Thomas P. Kalmbach	02/28/24	23,100	$128.40	$780,549	(1.0)%
Michael C. Majors	02/28/24	24,700	$128.40	$834,613	(1.0)%
R. Brian Mitchell	02/28/24	23,500	$128.40	$794,065	(1.0)%
Robert E. Hensley	02/28/24	18,800	$128.40	$635,252	(1.0)%
*Non-qualified stock options

Svoboda [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Frank M. Svoboda
Underlying Securities | share		72,000
Exercise Price | $ / shares		$ 128.40
Fair Value as of Grant Date | $		$ 2,432,880
Underlying Security Market Price Change		(0.010)
Darden [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		J. Matthew Darden
Underlying Securities | share		72,000
Exercise Price | $ / shares		$ 128.40
Fair Value as of Grant Date | $		$ 2,432,880
Underlying Security Market Price Change		(0.010)
Kalmbach [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Thomas P. Kalmbach
Underlying Securities | share		23,100
Exercise Price | $ / shares		$ 128.40
Fair Value as of Grant Date | $		$ 780,549
Underlying Security Market Price Change		(0.010)
Majors [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Michael C. Majors
Underlying Securities | share		24,700
Exercise Price | $ / shares		$ 128.40
Fair Value as of Grant Date | $		$ 834,613
Underlying Security Market Price Change		(0.010)
Mitchell [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		R. Brian Mitchell
Underlying Securities | share		23,500
Exercise Price | $ / shares		$ 128.40
Fair Value as of Grant Date | $		$ 794,065
Underlying Security Market Price Change		(0.010)
Hensley [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Robert E. Hensley
Underlying Securities | share		18,800
Exercise Price | $ / shares		$ 128.40
Fair Value as of Grant Date | $		$ 635,252
Underlying Security Market Price Change		(0.010)